Long-term Incentive Plans (Details) - Restricted Stock Units [Member] - shares	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Statement [Line Items]
Outstanding, Beginning	10,000	10,000	10,000
Common shares issued on vesting	(10,000)	(10,000)	(10,000)